TAX PAYABLE (Tables)	9 Months Ended
Sep. 30, 2020
TAX PAYABLE (Tables)
Schedule of tax payable
	September 30, 2020	December 31, 2019
Valued Added Tax (“VAT”) Payables	$63,666	-
Income Tax	489,421	-
Others	3,715	-
	556,802	-